FINANCIAL INSTRUMENTS - Fair Value Hierarchy Levels of Assets and Liabilities Value on Nonrecurring Basis (Details) - Fair Value, Nonrecurring - Level 3 - USD ($) $ in Millions	6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Property, plant and equipment, fair value	$ 7	$ 0
Property, plant and equipment, losses	$ 17	$ 0